RESTATEMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021
Intangibles assets					$ 0
Total assets	$ 0		$ 0		0	$ 0
Accumulated deficit	(28,475,871)		(28,475,871)		(26,132,263)	(24,398,541)
Additional paid-in-capital	27,827,656		27,827,656		25,522,265	23,944,265
Total stockholders' deficit	(647,971)	$ 454,410	(647,971)	$ 454,410	(500,363)	(373,641)	$ (604,490)	$ (542,583)	$ 464,746	$ (391,380)	$ (539,908)
General and administrative	21,668	2,933,223	2,262,578	2,934,401	762,878	7,788,993
Loss from operations	(33,668)	(2,939,764)	(2,315,892)	(2,959,488)	(1,703,927)	(7,806,495)
Net loss	(43,481)	(2,938,336)	(2,343,608)	(2,974,948)	(1,733,722)	(7,995,125)
Intangibles assets					0
Total assets	0		0		0	0
General and administrative	$ (21,668)	$ (2,933,223)	$ (2,262,578)	$ (2,934,401)	(762,878)	$ (7,788,993)
As Previously Reported [Member]
Intangibles assets					875,000
Total assets					875,000
Accumulated deficit					(27,453,263)
Additional paid-in-capital					27,718,265
Total stockholders' deficit					374,637
General and administrative					2,958,878
Loss from operations					(3,024,927)
Net loss					(3,054,722)
Intangibles assets					(875,000)
Total assets					(875,000)
General and administrative					(2,958,878)
Adjustment [Member]
Intangibles assets					875,000
Total assets					875,000
Accumulated deficit					1,321,000
Additional paid-in-capital					(2,196,000)
Total stockholders' deficit					(875,000)
General and administrative					2,196,000
Loss from operations					(1,321,000)
Net loss					(1,321,000)
Intangibles assets					(875,000)
Total assets					(875,000)
General and administrative					$ (2,196,000)